Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2025 Portfolio℠
March 31, 2026
VIPF2025-NPRT1-0526
1.830299.120
Bond Funds - 45.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	5,192,465	47,511,057
Fidelity International Bond Index Fund (a)	1,285,002	11,757,772
Fidelity Long-Term Treasury Bond Index Fund (a)	2,200,065	20,240,599
VIP High Income Portfolio - Initial Class (a)	935,285	4,573,544
VIP Investment Grade Bond II Portfolio - Initial Class (a)	9,579,250	90,715,494
TOTAL BOND FUNDS (Cost $180,674,883)		174,798,466

Domestic Equity Funds - 28.2%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	340,155	19,079,282
VIP Equity-Income Portfolio - Initial Class (a)	503,767	15,178,503
VIP Growth & Income Portfolio - Initial Class (a)	641,072	21,014,353
VIP Growth Portfolio - Initial Class (a)	343,820	31,793,005
VIP Mid Cap Portfolio - Initial Class (a)	124,478	4,863,344
VIP Value Portfolio - Initial Class (a)	539,656	10,706,783
VIP Value Strategies Portfolio - Initial Class (a)	314,361	5,322,127
TOTAL DOMESTIC EQUITY FUNDS (Cost $63,938,920)		107,957,397

International Equity Funds - 25.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	1,958,720	31,829,205
VIP Overseas Portfolio - Initial Class (a)	2,519,290	66,433,667
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $69,932,732)		98,262,872

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $1,242,988)	3.47	1,242,988	1,242,988

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $315,789,523)	382,261,723
NET OTHER ASSETS (LIABILITIES) - 0.0%	(35,845)
NET ASSETS - 100.0%	382,225,878

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	49,119,998	3,346,501	5,112,225	-	(82,019)	238,802	47,511,057	5,192,465
Fidelity International Bond Index Fund	11,927,819	959,010	1,099,612	-	(13,917)	(15,528)	11,757,772	1,285,002
Fidelity Long-Term Treasury Bond Index Fund	25,608,986	878,823	6,066,321	221,098	(1,438,055)	1,257,166	20,240,599	2,200,065
VIP Contrafund Portfolio - Initial Class	19,629,327	1,938,227	1,246,085	206,906	(1,685)	(1,240,502)	19,079,282	340,155
VIP Emerging Markets Portfolio - Initial Class	30,128,068	4,038,989	3,163,965	506,427	683,287	142,826	31,829,205	1,958,720
VIP Equity-Income Portfolio - Initial Class	15,913,958	653,678	1,798,127	137,307	216,204	192,790	15,178,503	503,767
VIP Government Money Market Portfolio - Initial Class	2,556,534	149,677	1,463,223	16,308	-	-	1,242,988	1,242,988
VIP Growth & Income Portfolio - Initial Class	21,849,204	1,239,589	1,732,703	257,430	22,171	(363,908)	21,014,353	641,072
VIP Growth Portfolio - Initial Class	32,562,747	3,038,325	2,059,033	-	(19,758)	(1,729,276)	31,793,005	343,820
VIP High Income Portfolio - Initial Class	4,811,403	260,957	508,996	-	(23,440)	33,620	4,573,544	935,285
VIP Investment Grade Bond II Portfolio - Initial Class	96,531,208	4,791,945	10,623,650	30,550	(247,979)	263,970	90,715,494	9,579,250
VIP Mid Cap Portfolio - Initial Class	4,993,863	360,351	711,992	36,256	69,805	151,317	4,863,344	124,478
VIP Overseas Portfolio - Initial Class	64,503,084	9,555,086	4,879,708	975,007	15,857	(2,760,652)	66,433,667	2,519,290
VIP Value Portfolio - Initial Class	11,115,312	652,575	1,410,866	120,169	69,457	280,305	10,706,783	539,656
VIP Value Strategies Portfolio - Initial Class	5,506,297	349,295	900,676	-	80,371	286,840	5,322,127	314,361
	396,757,808	32,213,028	42,777,182	2,507,458	(669,701)	(3,262,230)	382,261,723

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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